Retained profits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Retained Profits [Abstract]
Schedule of Retained Profits

	2024 £m	2023 £m	2022 £m
At 1 January	6,790	6,550	8,318
Profit attributable to ordinary shareholders	3,923	4,933	3,389
Post-retirement defined benefit scheme remeasurements (net of tax)	(564)	(1,205)	(2,152)
Gains and losses attributable to own credit risk (net of tax)	(56)	(168)	364
Dividends paid (note 36)	(1,828)	(1,651)	(1,475)
Share buyback programme (note 33)	(2,011)	(1,993)	(2,013)
Issue costs of other equity instruments (net of tax)	(6)	(6)	(5)
Repurchase and redemption costs of other equity instruments	(316)	–	(36)
Movement in treasury shares	(173)	103	(60)
Value of employee services	153	227	224
Change in non-controlling interests	–	–	(3)
Realised gains and losses on equity shares held at fair value through other comprehensive income	–	–	(1)
At 31 December	5,912	6,790	6,550